Annual Total Returns - Fidelity® Massachusetts AMT Tax-Free Money Market Fund [BarChart] - NF_01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Retail Class 2-PRO-01 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts AMT Tax-Free Money Market Fund-Retail Class
Sep. 20, 2022
Bar Chart Table:
Annual Return 2012	0.02%
Annual Return 2013	0.02%
Annual Return 2014	0.04%
Annual Return 2015	0.06%
Annual Return 2016	0.24%
Annual Return 2017	0.56%
Annual Return 2018	1.13%
Annual Return 2019	1.21%
Annual Return 2020	0.37%
Annual Return 2021	0.02%